Digital Assets	1 Months Ended	4 Months Ended
	Jun. 30, 2025	Sep. 30, 2025
PROCAP BTC, LLC [Member]
Digital Assets

Note 4. Digital Assets

The following table presents the Company’s significant digital assets holdings as of June 30, 2025:

	Quantity	Cost Basis	Fair Value
BTC	4,951	$516,500,000	$530,796,383
Total digital assets held as of June 30, 2025		$516,500,000	$530,796,383

The cost basis of the BTC represents the valuation at the time the Company purchases the BTC.

The following table presents a roll-forward of BTC for the period from June 10, 2025 (inception) through June 30, 2025, based on the fair value model under ASU 2023-08:

Fair value
BTC as of June 10, 2025 (inception)	$—
Purchase of BTC	475,999,980
Contribution of BTC	40,500,020
Change in fair value of BTC	14,296,383
BTC fair value as of June 30, 2025	$530,796,383

Note 4. Digital Assets

The following table presents the Company’s significant digital assets holdings as of September 30, 2025:

	Quantity	Cost Basis	Fair Value
BTC	4,951	$516,500,000	$565,404,018
Total digital assets held as of September 30, 2025		$516,500,000	$565,404,018

The cost basis of the BTC represents the valuation at the time the Company purchases the BTC.

The following table presents a roll-forward of BTC for the period from June 10, 2025 (inception) through September 30, 2025, based on the fair value model under ASU 2023-08:

Fair value
BTC as of June 10, 2025 (inception)	$-
Purchase of BTC	475,999,980
Contribution of BTC	40,500,020
Change in fair value of BTC	48,904,018
BTC fair value as of September 30, 2025	$565,404,018